SHARE CAPITAL (Schedule of Share-based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation [Line Items]
Share-based compensation	$ 197	$ 505	$ 355
Cost of revenues [Member]
Share-based compensation [Line Items]
Share-based compensation	15	16	23
Research and development expenses [Member]
Share-based compensation [Line Items]
Share-based compensation	80	59	83
Selling, general and administrative [Member]
Share-based compensation [Line Items]
Share-based compensation	$ 102	$ 430	$ 249